Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and diluted net income per share
Schedule of calculation of basic and diluted net income per share

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Numerator:
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc.	(125,096)	119,465	347,351
Dilutive effect of convertible bonds	—	11,740	8,653
Numerator for diluted (loss) income per share from continuing operations	(125,096)	131,205	356,004

Net income from discontinued operations attributable to common shareholders of JOYY Inc.	35,567	—	—
Numerator for diluted income per share from discontinued operations	35,567	—	—

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,562,016,001	1,439,390,191	1,308,695,642
Dilutive effect of convertible bonds	—	193,704,343	141,564,583
Dilutive effect of restricted stock	—	7,524,041	8,025,901
Dilutive effect of restricted share units	—	4,829,865	4,690,418
Denominator for diluted calculation	1,562,016,001	1,645,448,440	1,462,976,544

Basic net (loss) income per Class A and Class B common share	(0.06)	0.08	0.27
Continuing operations	(0.08)	0.08	0.27
Discontinued operations	0.02	—	—
Diluted net (loss) income per Class A and Class B common share	(0.06)	0.08	0.24
Continuing operations	(0.08)	0.08	0.24
Discontinued operations	0.02	—	—

Basic net (loss) income per ADS*	(1.14)	1.66	5.31
Continuing operations	(1.60)	1.66	5.31
Discontinued operations	0.46	—	—
Diluted net (loss) income per ADS*	(1.14)	1.59	4.87
Continuing operations	(1.60)	1.59	4.87
Discontinued operations	0.46	—	—
*	Each ADS represents 20 common shares.

Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share

	For the year ended December 31,
	2021	2022	2023

Shares issuable upon exercise of share options	9,414,400	9,414,400	8,574,220
Shares issuable upon exercise of restricted share units	24,027,895	—	—
Shares issuable upon exercise of restricted share	15,149,405	—	—
Shares issuable upon conversion of convertible bonds	201,677,195	—	—